FINANCIAL AND CAPITAL RISK MANAGEMENT - Transfers of fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL AND CAPITAL RISK MANAGEMENT
Transfer of financial assets fair value from Level 1 to Level 2	¥ 0	¥ 0
Transfer of financial assets fair value from Level 2 to Level 1	0	0
Transfer of financial liabilities fair value from Level 1 to Level 2	0	0
Transfer of financial liabilities fair value from Level 2 to Level 1	0	0
Financial assets fair value transfer into Level 3	0	0
Financial assets fair value transfer out of Level 3	0	0
Financial liabilities fair value transfer into Level 3		0
Financial liabilities fair value transfer out of Level 3	¥ 0	¥ 0